Investment Strategy - George Putnam Balanced Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy Narrative [Text Block]
Effective October 7, 2026, the Investment Manager expects to begin transitioning the fund from investing mainly in a combination of fixed income and equity securities to investing mainly in a combination of fixed income securities and shares of Putnam U.S. Research Fund, an affiliated fund managed by the Investment Manager that invests in equity securities (the “underlying fund”). During the transition, which is expected to take several months, the fund will obtain its equity exposure by investing in both equity securities and shares of the underlying fund. Following the transition, the fund will invest mainly in a combination of fixed income securities and shares of the underlying fund. Before, during and following the transition, the fund typically will have greater exposure to equity securities than to fixed income securities. However, under normal circumstances, the fund expects to invest at least 25% of its total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities. The fund expects to use in‑kind redemptions (as defined below) to dispose of all or a substantial portion of its equity security holdings. There is a possibility that the transition described in this paragraph may commence but may not be completed, may commence on a delayed basis, or may be completed on a delayed basis, depending on such factors as market conditions and the availability of fund shareholders willing to engage in in‑kind redemptions.
The underlying fund invests mainly in common stocks (growth or value stocks or both) of large U.S. companies that the Investment Manager believes have favorable investment potential. Under normal circumstances, the underlying fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. Equity securities include common stocks, preferred stocks, and convertible securities. The Investment Manager considers a company to be located in the United States if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States. The underlying fund’s portfolio managers work with sector analysts from the Putnam Equity Research team to identify high-conviction stocks within each analyst’s sector, using a bottom‑up, fundamental research investment process. With regard to the underlying fund, the Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows, and dividends when deciding whether to buy or sell investments. In managing the underlying fund, the Investment Manager attempts to mitigate risk in the portfolio by applying an integrated process to identify, assess, monitor, and address unintended risks.
In addition to its investment in the underlying fund (and, during the transition period, equity securities), the fund buys fixed income securities of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). The Investment Manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non‑hedging purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	However, under normal circumstances, the fund expects to
invest at least 25% of its total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities. The fund expects to use in‑kind redemptions (as defined below) to dispose of all or a substantial portion of its equity security holdings. There is a possibility that the transition described in this paragraph may commence but may not be completed, may commence on a delayed basis, or may be completed on a delayed basis, depending on such factors as market conditions and the availability of fund shareholders willing to engage in in‑kind redemptions.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In addition to its investment in the underlying fund (and, during the transition period, equity securities), the fund buys fixed income securities of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). The Investment Manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non‑hedging purposes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the underlying fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States.